CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022
ASSETS
Cash and cash equivalents	$ 266,200	$ 228,840
Short-term investments	5,584	5,367
Trade receivables, net of allowances for credit losses of $21,702 and $18,001, respectively	634,785	610,384
Grower advance receivables, net of allowances for credit losses of $16,462 and $15,817, respectively	112,818	106,864
Other receivables, net of allowances for credit losses of $14,377 and $14,538, respectively	124,292	132,947
Inventories, net of allowances of $9,760 and $4,186, respectively	405,553	394,150
Prepaid expenses	47,342	48,995
Other current assets	23,688	15,034
Fresh Vegetables current assets held for sale	384,609	62,252
Other assets held for sale	10,784	645
Total current assets	2,015,655	1,605,478
Long-term investments	16,619	16,498
Investments in unconsolidated affiliates	125,377	124,234
Actively marketed property	29,393	31,007
Property, plant and equipment, net of accumulated depreciation of $401,111 and $375,721, respectively	1,105,179	1,116,124
Operating lease right-of-use assets	317,218	293,658
Goodwill	503,259	497,453
DOLE brand	306,280	306,280
Other intangible assets, net of accumulated amortization of $124,470 and $120,315, respectively	48,593	50,990
Fresh Vegetables non-current assets held for sale	0	343,828
Other assets	132,189	142,180
Deferred tax assets, net	70,080	64,112
Total assets	4,669,842	4,591,842
LIABILITIES AND EQUITY
Accounts payable	624,045	640,620
Income taxes payable	20,624	11,558
Accrued liabilities	387,378	381,688
Bank overdrafts	11,898	8,623
Current portion of long-term debt, net	255,052	97,435
Current maturities of operating leases	61,216	57,372
Payroll and other tax	26,407	27,187
Contingent consideration	603	1,791
Pension and postretirement benefits	17,059	17,287
Fresh Vegetables current liabilities held for sale	311,453	199,255
Dividends payable and other current liabilities	18,357	17,698
Total current liabilities	1,734,092	1,460,514
Long-term debt, net	1,013,984	1,127,321
Operating leases, less current maturities	266,226	246,723
Deferred tax liabilities, net	118,606	118,403
Income taxes payable, less current portion	30,458	30,458
Contingent consideration, less current portion	6,482	5,022
Pension and postretirement benefits, less current portion	118,761	124,646
Fresh Vegetables non-current liabilities held for sale	0	116,380
Other long-term liabilities	44,141	43,390
Total liabilities	3,332,750	3,272,857
Commitments and contingent liabilities (See Note 16)
Redeemable noncontrolling interests	32,964	32,311
Stockholders’ equity:
Common stock — $0.01 par value; 300,000,000 shares authorized and 94,899,194 shares outstanding as of March 31, 2023 and December 31, 2022	949	949
Additional paid-in capital	794,864	795,063
Retained earnings	475,718	469,249
Accumulated other comprehensive loss	(100,911)	(104,133)
Total equity attributable to Dole plc	1,170,620	1,161,128
Equity attributable to noncontrolling interests	133,508	125,546
Total equity	1,304,128	1,286,674
Total liabilities, redeemable noncontrolling interests and equity	$ 4,669,842	$ 4,591,842